ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2018
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Major items of assets and liabilities reclassified as held for sale, table
(MILLIONS)
Assets
Cash and cash equivalents	$18
Restricted cash	20
Trade receivables and other current assets	16
Property, plant and equipment, at fair value	651
Goodwill	23
Other long-term assets	71
Assets held for sale	$799
Liabilities
Current liabilities	$32
Long-term debt	378
Other long-term liabilities	153
Liabilities directly associated with assets held for sale	$563